Note 10 - Margin Loan Payable - Movement of the Margin Loan (Details) $ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Jul. 28, 2023 CAD ($)	Jul. 28, 2023 USD ($)	Jun. 01, 2023 CAD ($)	Jun. 01, 2023 USD ($)	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)
Statement Line Items [Line Items]
Gain on modification of margin loan									$ 422		$ (834)
Unrealized foreign exchange loss									52		474
Foreign exchange loss									52		474
Margin loan facility [member]
Statement Line Items [Line Items]
Balance at November 30, 2021									0		8,824		$ 0	$ 6,579	$ 12,482	$ 9,767
Less: transaction costs and fees									(73)	$ (54)	(203)	$ (150)
Principal repayment	$ (1,500)	$ (1,200)	$ (1,500)	$ (1,200)	$ (2,700)	$ (2,000)	$ (2,700)	$ (2,000)	(9,595)	(7,118)	(3,696)	(2,882)
Interest expense									1,254	931	1,732	1,336
Interest paid									(884)	(652)	(1,131)	(877)
Gain on modification of margin loan											(834)	(615)
Unrealized foreign exchange loss									52	0	474	0
Loss on modification of margin loan									422	314
Foreign exchange loss									52	$ 0	474	$ 0
Balance at November 30, 2023									$ 0		$ 8,824		$ 0	$ 6,579	$ 12,482	$ 9,767